Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Licensing Agreements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Aug. 31, 2014 target	Sep. 15, 2014	Jul. 11, 2014	Aug. 13, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Long-term investments	$ 17,518	[1]	$ 16,406	[1]
Acquisitions of intangible assets	384		259		92
Licensing Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to licensing partners						80
Number of selected targets						15
Number of collaboration selected targets						4
Collaborative arrangement, milestone, maximum, value						185
Long-term investments						35
Licensing Agreements [Member] | AstraZeneca, Nexium, Global, Over-the-counter Rights [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments to licensing partners	300								250
Acquisitions of intangible assets							$ 50	$ 200
Licensing Agreements [Member] | Common Stock [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Investment, ownership percentage						10.00%

[1]	Amounts may not add due to rounding.